Operating Expenses	12 Months Ended
Dec. 31, 2025
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Operating Expenses

Note 5: Operating Expenses

The components of operating expenses include the following:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Salaries, commissions and allowances	2,426	2,415
Share-based payments	111	87
Post-employment benefits	133	121
Total staff costs	2,670	2,623
Goods and services(1)	1,514	1,502
Content	295	289
Telecommunications	47	39
Facilities	34	35
Fair value adjustments(2)	18	(17)
Total operating expenses	4,578	4,471

(1)
Goods and services include technology-related expenses, professional fees, consulting, contractors, marketing and other general and administrative costs.
(2)
Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.